UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT High Yield Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$38	0.74%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$137,715,848
Total Number of Portfolio Holdings*	399
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 1	38920-STSIA-0825

Putnam VT High Yield Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$46	0.90%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$137,715,848
Total Number of Portfolio Holdings*	399
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 1	38920-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT High Yield Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 25
Changes In and Disagreements with Accountants 36
Results of Meeting(s) of Shareholders 36
Remuneration Paid to Directors, Officers and Others 36
Board Approval of Management and Subadvisory Agreements 36

Putnam Variable Trust
Financial Highlights
Putnam VT High Yield Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.71 $5.61 $5.29 $6.30 $6.30 $6.39
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.35 0.33 0.29 0.28 0.30
Net realized and unrealized gains (losses) 0.07 0.09 0.29 (0.98) 0.03 (0.03)
Total from investment operations ........ 0.25 0.44 0.62 (0.69) 0.31 0.27
Less distributions from:
Net investment income .............. (0.38) (0.34) (0.30) (0.31) (0.31) (0.36)
Net realized gains ................. — — — (0.01) — —
Total distributions ................... (0.38) (0.34) (0.30) (0.32) (0.31) (0.36)
Net asset value, end of period .......... $5.58 $5.71 $5.61 $5.29 $6.30 $6.30
Total return
c
....................... 4.55% 8.19% 12.29% (11.37)% 5.20% 5.50%
Ratios to average net assets
d
Expenses
e
........................ 0.74% 0.73% 0.75% 0.75%
f
0.70% 0.72%
Net investment income ............... 6.38% 6.33% 6.18% 5.24% 4.56% 4.98%
Supplemental data
Net assets , end of period (000’s) ........ $94,533 $102,273 $99,901 $94,436 $119,199 $125,959
Portfolio turnover rate ................ 23% 50% 45% 28% 44% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.64 $5.55 $5.23 $6.23 $6.23 $6.32
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.33 0.31 0.27 0.27 0.28
Net realized and unrealized gains (losses) 0.06 0.09 0.30 (0.97) 0.03 (0.03)
Total from investment operations ........ 0.23 0.42 0.61 (0.70) 0.30 0.25
Less distributions from:
Net investment income .............. (0.36) (0.33) (0.29) (0.29) (0.30) (0.34)
Net realized gains ................. — — — (0.01) — —
Total distributions ................... (0.36) (0.33) (0.29) (0.30) (0.30) (0.34)
Net asset value, end of period .......... $5.51 $5.64 $5.55 $5.23 $6.23 $6.23
Total return
c
....................... 4.32% 7.86% 12.13% (11.60)% 4.97% 5.21%
Ratios to average net assets
d
Expenses
e
........................ 0.90% 0.98% 1.00% 1.00%
f
0.95% 0.97%
Net investment income ............... 6.22% 6.08% 5.93% 4.98% 4.32% 4.71%
Supplemental data
Net assets , end of period (000’s) ........ $43,183 $43,804 $47,643 $37,446 $49,084 $53,426
Portfolio turnover rate ................ 23% 50% 45% 28% 44% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT High Yield Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Commercial Services & Supplies 0.2%
GFL Environmental, Inc. .............................. United States 4,430 $ 223,537
Hotels, Restaurants & Leisure 0.4%
a
Viking Holdings Ltd. ................................. United States 11,800 628,822
Total Common Stocks (Cost $426,906) .......................................
852,359
Convertible Preferred Stocks 1.0%
Aerospace & Defense 0.4%
Boeing Co. (The), 6% ................................ United States 8,265 562,020
Electric Utilities 0.4%
NextEra Energy, Inc., 7.299% .......................... United States 7,375 347,289
PG&E Corp., A, 6% .................................. United States 4,512 169,651
516,940
Financial Services 0.2%
Apollo Global Management, Inc., 6.75% .................. United States 3,581 268,038
Total Convertible Preferred Stocks (Cost $1,188,283) ..........................
1,346,998
Principal
Amount
*
Convertible Bonds 1.6%
Consumer Staples Distribution & Retail 0.2%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 200,000 312,200
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 155,000 89,513
Entertainment 0.2%
Live Nation Entertainment, Inc. , Senior Note , 3.125% , 1/15/29 ..
United States 195,000 300,008
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 243,000 277,992
Health Care REITs 0.3%
b
Welltower OP LLC , Senior Note , 144A, 2.75% , 5/15/28 ....... United States 208,000 339,144
Software 0.3%
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 366,000 432,429
Technology Hardware, Storage & Peripherals 0.3%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 260,000 468,097
Total Convertible Bonds (Cost $1,761,679) ...................................
2,219,383
Corporate Bonds 85.7%
Aerospace & Defense 4.2%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 240,000 234,772
Senior Note, 5.875%, 12/01/27 ....................... United States 435,000 437,391
Senior Note, 4.875%, 10/01/29 ....................... United States 90,000 88,225
Senior Note, 7.25%, 8/15/30 ......................... United States 335,000 351,329
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 270,000 278,332
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 210,000 216,754
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 160,000 152,349

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Bond, 5.875%, 2/15/40 ........................ United States 210,000 $ 209,649
Senior Note, 6.388%, 5/01/31 ........................ United States 315,000 338,669
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 17,000 17,109
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 175,000 183,876
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 260,000 281,795
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 130,000 136,623
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 105,000 109,477
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 220,000 228,239
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 540,000 547,229
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 550,000 607,255
Senior Bond, 4.6%, 6/15/28 .......................... United States 545,000 536,128
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 290,000 301,108
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 70,000 73,428
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 440,000 442,674
5,772,411
Automobile Components 1.1%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 560,000 588,948
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 125,000 127,936
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 410,000 318,011
b,c
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 255,000 261,903
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 230,000 235,418
1,532,216
Banks 0.3%
b,d
Societe Generale SA ,
Junior Sub. Bond, 144A, 4.75% to 5/25/26, FRN thereafter,
Perpetual ....................................... France 255,000 251,849
Junior Sub. Bond, 144A, 5.375% to 11/17/30, FRN thereafter,
Perpetual ....................................... France 260,000 238,493
490,342
Biotechnology 0.8%
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 965,000 EUR 1,090,198
Broadline Retail 0.9%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 380,000 394,307
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 375,000 376,105
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 505,000 509,397
1,279,809
Building Products 3.0%
b
Builders FirstSource , Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 195,000 198,963
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 165,000 170,093
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 350,000 323,043

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 110,000 EUR $ 136,453
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 40,000 40,374
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 170,000 172,929
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 385,000 395,119
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 495,000 471,792
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 135,000 139,381
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 265,000 272,670
b
Smyrna Ready Mix Concrete LLC ,
Senior Secured Note, 144A, 6%, 11/01/28 ............... United States 225,000 224,592
Senior Secured Note, 144A, 8.875%, 11/15/31 ........... United States 350,000 367,229
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 435,000 445,999
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 630,000 596,904
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 35,000 31,413
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 100,000 EUR 116,730
4,103,684
Capital Markets 1.1%
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 150,000 165,850
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 905,000 914,205
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 205,000 210,911
b,e
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 255,000 257,770
1,548,736
Chemicals 2.6%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 275,000 283,842
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 150,000 151,496
Celanese US Holdings LLC , Senior Bond , 6.629% , 7/15/32 ....
United States 250,000 262,268
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 335,000 348,055
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 325,000 333,409
b
Herens Holdco SARL , Senior Secured Note , 144A, 4.75% ,
5/15/28 ......................................... Luxembourg 200,000 179,656
b
Olympus Water US Holding Corp. ,
Senior Secured Note, Reg S, 3.875%, 10/01/28 ........... United States 155,000 EUR 179,250
Senior Secured Note, 144A, 9.75%, 11/15/28 ............ United States 220,000 231,942
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 325,000 348,953
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 305,000 298,454
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 395,000 385,091
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 520,000 350,759
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 235,000 212,940
3,566,115
Commercial Services & Supplies 2.9%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 480,000 501,879

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Allied Universal Holdco LLC / Allied Universal Finance Corp. ,
Senior Note , 144A, 6% , 6/01/29 ....................... United States 340,000 $ 330,983
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 275,000 281,946
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 115,000 120,482
b
Madison IAQ LLC , Senior Note , 144A, 5.875% , 6/30/29 ....... United States 540,000 531,576
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 450,000 451,110
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,100,000 1,100,831
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 155,000 167,980
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 305,000 317,389
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 155,000 161,487
3,965,663
Communications Equipment 0.2%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 275,000 270,475
Construction & Engineering 0.1%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 165,000 171,343
Construction Materials 0.1%
b,d
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 200,000 202,300
Consumer Finance 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 175,000 181,961
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 370,000 421,487
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 205,000 218,260
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 610,000 654,786
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 995,000 1,030,863
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 185,000 182,104
Senior Note, 7.5%, 5/15/31 .......................... United States 355,000 371,176
Senior Note, 7.125%, 11/15/31 ....................... United States 355,000 369,603
3,430,240
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 120,000 126,515
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 280,000 280,406
406,921
Containers & Packaging 2.8%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, Reg S, 3%, 9/01/29 ...................... United States 100,000 EUR 105,907
Senior Note, 144A, 4%, 9/01/29 ...................... United States 280,000 255,869
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 295,000 131,787
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 425,000 436,430
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 385,000 384,545

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 215,000 EUR $ 243,087
b
Intelligent Packaging Ltd. Finco , Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 820,000 820,000
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 465,000 462,081
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 350,000 356,175
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 645,000 659,885
3,855,766
Distributors 0.3%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 395,000 415,741
Diversified Telecommunication Services 3.6%
b
Altice Financing SA , Senior Secured Note , 144A, 5% , 1/15/28 .. Luxembourg 205,000 154,413
b
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 .............. France 400,000 337,000
Senior Secured Note, 144A, 5.125%, 7/15/29 ............ France 280,000 231,700
Senior Secured Note, 144A, 5.5%, 10/15/29 ............. France 205,000 170,150
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 675,000 673,001
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,010,000 979,243
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 875,000 830,508
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 260,000 260,261
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 295,000 308,783
b
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 4/15/32 .. France 295,000 302,620
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 475,000 434,478
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 245,000 227,853
4,910,010
Electric Utilities 1.3%
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 405,000 406,021
b
NRG Energy, Inc. ,
d
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 345,000 383,320
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 390,000 397,594
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 230,000 218,390
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 95,000 90,560
b
Vistra Operations Co. LLC , Senior Note , 144A, 6.875% , 4/15/32 United States 240,000 251,072
1,746,957
Electrical Equipment 0.6%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 280,000 EUR 315,880
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 490,000 491,064
806,944
Electronic Equipment, Instruments & Components 0.4%
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 565,000 540,339
Energy Equipment & Services 1.8%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 415,000 428,512

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 580,000 $ 431,287
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 91,000 91,328
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 230,000 227,396
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 77,462 78,280
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 123,375 123,658
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 316,667 321,894
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 485,000 341,463
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 100,000 102,916
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 320,000 330,044
2,476,778
Entertainment 1.1%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 690,000 716,431
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 330,000 328,674
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 310,000 GBP 421,719
1,466,824
Financial Services 4.6%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 540,000 568,816
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 365,000 387,712
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 320,000 355,101
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 595,000 601,885
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 470,000 497,417
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 400,000 414,776
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 665,000 675,901
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 380,000 394,966
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 960,000 958,454
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 875,000 902,869
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 415,000 425,147
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 122,148
6,305,192
Food Products 0.4%
b,c
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 140,664 147,607
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 380,000 396,458
544,065
Ground Transportation 0.6%
b,e
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 235,000 240,128

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 505,000 $ 528,258
768,386
Health Care Equipment & Supplies 0.8%
b
Bausch + Lomb Corp. ,
Senior Secured Note, 144A, 8.375%, 10/01/28 ........... United States 235,000 245,575
f
Senior Secured Note, 144A, FRN, 5.872%, (3-month EURIBOR
+ 7.75%), 1/15/31 ................................. United States 300,000 EUR 356,265
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 120,000 125,195
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 90,000 89,364
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 245,000 235,184
1,051,583
Health Care Providers & Services 4.4%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 380,000 374,530
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 855,000 758,981
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 510,000 541,170
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 335,000 347,266
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 520,000 537,633
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 890,000 922,757
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 65,000 67,159
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,000,000 960,389
Tenet Healthcare Corp. ,
Senior Note, 6.125%, 10/01/28 ....................... United States 45,000 45,091
Senior Secured Note, 5.125%, 11/01/27 ................ United States 370,000 369,649
Senior Secured Note, 4.25%, 6/01/29 .................. United States 150,000 145,586
Senior Secured Note, 6.125%, 6/15/30 ................. United States 935,000 952,423
6,022,634
Health Care REITs 0.6%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 845,000 885,020
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 440,000 433,495
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 875,000 899,034
1,332,529
Hotel & Resort REITs 0.6%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 110,000 113,937
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 415,000 427,086
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 195,000 200,727
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 125,000 127,515
869,265
Hotels, Restaurants & Leisure 6.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 400,000 373,167
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 545,000 522,694

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 635,000 $ 606,539
Senior Note, 144A, 6%, 10/15/32 ..................... United States 180,000 176,641
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 520,000 538,828
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 65,000 66,738
b
Carnival Corp. ,
Senior Note, 144A, 6%, 5/01/29 ...................... United States 150,000 151,660
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 380,000 387,363
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 200,000 204,755
b
Churchill Downs, Inc. ,
Senior Note, 144A, 5.75%, 4/01/30 .................... United States 315,000 316,231
Senior Note, 144A, 6.75%, 5/01/31 .................... United States 60,000 61,745
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 515,000 475,657
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 240,000 235,086
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 540,000 556,675
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 70,000 73,293
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 215,000 228,740
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 150,000 153,338
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 150,000 158,221
b
Penn Entertainment, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ................... United States 290,000 289,322
Senior Note, 144A, 4.125%, 7/01/29 ................... United States 100,000 92,723
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 270,000 271,818
Senior Note, 144A, 6%, 2/01/33 ...................... United States 620,000 632,339
b
Scientific Games Holdings LP / Scientific Games US FinCo , Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 360,000 347,212
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 165,000 170,290
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 160,000 161,503
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 395,000 425,663
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 435,000 432,154
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 565,000 602,904
8,713,299
Household Durables 1.4%
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 460,000 478,476
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 135,000 131,669
Senior Note, 6.625%, 5/15/32 ........................ United States 190,000 181,727
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 205,000 215,806
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 290,000 289,172
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 140,000 142,454
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 155,000 157,434
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 305,000 295,615
1,892,353

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 160,000 $ 151,474
Independent Power and Renewable Electricity Producers 0.5%
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 310,000 306,881
b,d
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 150,000 153,731
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 290,000 293,677
754,289
Insurance 2.2%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 435,000 453,949
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 435,000 449,652
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 530,000 522,839
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 130,000 134,168
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 560,000 579,693
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 235,000 245,756
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 380,000 405,319
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 170,000 180,312
2,971,688
Interactive Media & Services 0.7%
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 925,000 949,745
IT Services 0.8%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 750,000 739,470
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 315,000 330,393
1,069,863
Machinery 0.5%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 130,000 138,869
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 235,000 229,540
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 280,000 280,755
649,164
Media 4.9%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 145,000 137,137
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 285,000 294,449
b
CSC Holdings LLC ,
Senior Bond, 144A, 5.375%, 2/01/28 ................... United States 680,000 623,160
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 340,000 323,605
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 155,000 154,591
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 170,000 165,158
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 505,000 520,579
b
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 400,000 300,279
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 485,000 494,153

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
McGraw-Hill Education, Inc., (continued)
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 465,000 $ 485,414
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 175,000 167,566
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 240,000 233,939
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 525,000 501,807
Senior Note, 144A, 5%, 8/15/27 ...................... United States 115,000 114,497
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 895,000 904,922
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 350,000 311,339
Senior Note, 144A, 4%, 7/15/28 ...................... United States 290,000 278,730
VZ Secured Financing BV ,
b
Senior Secured Note, 144A, 5%, 1/15/32 ................ Netherlands 385,000 342,823
b
Ziggo Bond Co. BV , Senior Bond , 144A, 5.125% , 2/28/30 ..... Netherlands 400,000 349,639
6,703,787
Metals & Mining 2.5%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 525,000 582,067
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 256,000 258,233
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 295,000 278,454
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 165,000 152,113
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 150,000 EUR 170,411
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 415,000 422,184
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 330,000 335,386
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 140,000 134,235
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 240,000 215,844
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 300,000 310,367
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 370,000 352,104
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 175,000 186,377
3,397,775
Mortgage Real Estate Investment Trusts (REITs) 0.3%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 405,000 385,290
Oil, Gas & Consumable Fuels 7.4%
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 125,000 93,310
b,e
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 565,000 565,740
b
Encino Acquisition Partners Holdings LLC , Senior Note , 144A,
8.5% , 5/01/28 .................................... United States 635,000 652,880
d
Energy Transfer LP , B , Junior Sub. Bond , 6.625% to 2/14/28, FRN
thereafter , Perpetual ............................... United States 630,000 629,429
Expand Energy Corp. , Senior Bond , 4.75% , 2/01/32 .........
United States 85,000 82,710
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 625,000 634,215
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 225,000 228,494
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 345,000 342,823
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 180,000 185,234
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 335,000 336,714

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 185,000 $ 192,097
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 740,000 746,742
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 455,000 455,537
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 890,000 871,746
b
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. ,
Senior Note , 144A, 7.875% , 11/01/28 ................... United States 435,000 455,747
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 420,000 427,276
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 510,000 494,585
b
Venture Global LNG, Inc. ,
d
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 400,000 389,260
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 340,000 370,601
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 480,000 498,888
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 315,000 340,385
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 85,000 92,080
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 250,000 250,000
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 85,000 91,079
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 145,000 145,000
b
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 585,000 621,182
10,193,754
Paper & Forest Products 0.4%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 150,000 132,696
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 275,000 224,556
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 220,000 223,413
580,665
Passenger Airlines 0.6%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 108,333 108,153
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 325,000 324,918
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 330,000 343,895
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 130,000 126,276
903,242
Personal Care Products 1.2%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 310,000 303,229
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 245,000 250,819
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,085,000 1,108,071
1,662,119
Pharmaceuticals 1.4%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 205,000 206,945
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 185,000 196,065
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 225,000 EUR 270,677
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 6.75%, 3/01/28 ......................... Israel 525,000 545,558
Senior Note, 5.125%, 5/09/29 ........................ Israel 295,000 296,921

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, (continued)
Senior Note, 7.875%, 9/15/29 ........................ Israel 200,000 $ 218,424
Senior Note, 8.125%, 9/15/31 ........................ Israel 200,000 226,722
1,961,312
Professional Services 0.3%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 475,000 490,769
Real Estate Management & Development 0.2%
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 253,800 237,347
Semiconductors & Semiconductor Equipment 0.0%
†
b
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 . United States 80,000 77,458
Software 1.2%
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 350,000 363,110
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 375,000 378,734
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 440,000 415,960
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 245,000 237,961
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 306,269
1,702,034
Specialized REITs 0.6%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 745,000 766,535
Specialty Retail 1.8%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 675,000 701,002
b,c
BCPE Ulysses Intermediate, Inc. , Senior Note , 144A, PIK, 7.75% ,
4/01/27 ......................................... United States 220,000 212,794
b,c
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 300,796 308,834
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 280,000 317,171
b
PetSmart, Inc. / PetSmart Finance Corp. , Senior Note , 144A,
7.75% , 2/15/29 ................................... United States 250,000 243,180
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 180,000 177,054
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 595,000 594,550
2,554,585
Technology Hardware, Storage & Peripherals 0.4%
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 370,000 376,449
Seagate HDD Cayman , Senior Note , 3.125% , 7/15/29 ........
United States 140,000 126,890
503,339
Textiles, Apparel & Luxury Goods 1.6%
b,e
Beach Acquisition Bidco LLC ,
c
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 410,000 425,996
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 275,000 EUR 326,658
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 240,000 229,171
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 545,000 577,550
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 320,000 293,134
b
Under Armour , Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 330,000 335,018
2,187,527

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 2.5%
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 575,000 $ 559,833
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 340,000 359,611
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 245,000 260,665
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 425,000 390,182
b
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 205,000 210,506
Senior Note, 144A, 7%, 6/15/30 ...................... United States 100,000 104,498
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 65,000 68,150
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 225,000 217,379
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 610,000 629,948
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 90,000 92,708
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 410,000 426,572
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 165,000 170,658
3,490,710
Wireless Telecommunication Services 0.9%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 710,000 714,528
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 515,000 550,790
1,265,318
Total Corporate Bonds (Cost $115,768,171) ...................................
118,043,927
g
Senior Floating Rate Interests 6.7%
h
Automobile Components 0.4%
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 209,713 210,172
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 367,405 352,485
562,657
a a a a a a
h
Building Products 0.3%
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 301,417 301,072
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.827%, (1-month SOFR + 2.5%), 8/04/31 .. United States 64,513 64,490
365,562
a a a a a a
h
Chemicals 0.6%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.864%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 285,882 280,522
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 276,539 278,182
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 132,984 133,774
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 211,058 184,866
877,344
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies 0.1%
h
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 102,311 $ 102,503
Communications Equipment 0.3%
e,h
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 405,000 410,526
Consumer Finance 0.0%
†
e,h
Shift4 Payments LLC, First Lien, CME Term Loan, 6.803%,
(12-month SOFR + 2.75%), 5/07/32 .................... United States 65,000 65,599
Containers & Packaging 0.2%
h
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 227,948 211,503
Distributors 0.1%
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 115,583 116,132
Diversified Consumer Services 0.1%
h
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 108,146 108,551
h
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 345,872 345,696
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 197,393 197,842
543,538
a a a a a a
h
Hotels, Restaurants & Leisure 0.7%
e
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 410,985 411,002
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 155,067 151,811
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 231,118 231,360
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 183,148 183,201
977,374
a a a a a a
IT Services 0.2%
h
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 253,088 254,037
Machinery 0.3%
h
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 418,941 421,032
h
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 268,433 266,851
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 416,914 414,450
681,301
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.1%
h
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.563%, (1-month SOFR + 3.25%), 6/13/30 . United States 117,000 $ 117,439
Paper & Forest Products 0.1%
h
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 178,626 175,724
h
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 198,611 197,602
e
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan, 7.58%, (3-month SOFR + 3.25%), 5/28/32 .......... United States 15,000 15,116
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.507%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 183,150 181,731
394,449
a a a a a a
h
Pharmaceuticals 0.4%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.561%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 220,000 212,661
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 407,918 408,172
620,833
a a a a a a
h
Software 0.4%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 273,716 274,322
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 281,441 282,412
556,734
a a a a a a
h
Specialty Retail 0.5%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.162%, (1-month SOFR + 3.75%), 6/06/31 . United States 172,805 162,005
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 211,178 209,462
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 376,658 375,176
746,643
a a a a a a
h
Textiles, Apparel & Luxury Goods 0.2%
e
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B,
7.316%, (12-month SOFR + 3.25%), 6/25/32 ............. United States 17,692 17,802
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 287,095 270,019
287,821
a a a a a a
h
Trading Companies & Distributors 0.3%
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 35,000 34,617
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.28%, (3-month SOFR + 4%), 1/29/31 ................. United States 377,143 370,273
404,890
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.2%
h
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.827%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 222,188 $ 211,788
Total Senior Floating Rate Interests (Cost $9,251,138) .........................
9,213,980
Foreign Government and Agency Securities 0.2%
b,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 226,085
Total Foreign Government and Agency Securities (Cost $200,000) ..............
226,085
Total Long Term Investments (Cost $128,596,177) .............................
131,902,732
a
Short Term Investments 4.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
i,j
U.S. Treasury Bills, 4.22%, 10/02/25 ..................... United States 200,000 197,819
Total U.S. Government and Agency Securities (Cost $197,902) ..................
197,819
Shares
Money Market Funds 4.7%
k,l
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 6,488,764 6,488,764
Total Money Market Funds (Cost $6,488,764) .................................
6,488,764
Total Short Term Investments (Cost $6,686,666 ) ...............................
6,686,583
a
Total Investments (Cost $135,282,843) 100.7% ................................
$138,589,315
Other Assets, less Liabilities (0.7)% .........................................
(873,467)
Net Assets 100.0% .........................................................
$137,715,848
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $105,921,103, representing 76.9% of net assets.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
The coupon rate shown represents the rate at period end.
g
See Note 1(e) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
The rate shown represents the yield at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $20,771, representing less than 0.1% net assets.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
At June 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... MSCO Sell 100,200 135,327 9/17/25 $ — $ (2,282)
British Pound ...... SSBT Sell 210,000 283,537 9/17/25 — (4,865)
Euro ............. BOFA Sell 267,000 306,237 9/17/25 — (9,916)
Euro ............. BZWS Sell 181,200 207,804 9/17/25 — (6,754)
Euro ............. GSCO Sell 87,600 100,464 9/17/25 — (3,263)
Euro ............. JPHQ Sell 129,300 148,273 9/17/25 — (4,831)
Euro ............. MSCO Sell 940,800 1,091,754 9/17/25 — (22,244)
Euro ............. SSBT Sell 1,265,200 1,451,021 9/17/25 — (47,097)
Total Forward Exchange Contracts ................................................... — $(101,252)
Net unrealized appreciation (depreciation) ............................................ $(101,252)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 3,000,000 $ 230,248 $ 234,191 $ (3,943)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $230,248 $234,191 $(3,943)
Total Credit Default Swap Contracts .................................... $230,248 $ 234,191 $(3,943)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
See Note  8  regarding other derivative information.
See A bbreviations on page 35 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
High Yield Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $128,794,079
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 6,488,764
Value - Unaffiliated issuers .................................................................. $132,100,551
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 6,488,764
Cash .................................................................................... 162,905
Receivables:
Investment securities sold ................................................................... 561,361
Capital shares sold ........................................................................ 90,233
Dividends and interest ..................................................................... 2,167,621
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 238,019
Variation margin on centrally cleared swap contracts ............................................... 11,058
Prepaid expenses .......................................................................... 68,332
Total assets .......................................................................... 141,888,844
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,749,135
Capital shares redeemed ................................................................... 63,935
Management fees ......................................................................... 61,986
Administrative fees ........................................................................ 549
Distribution fees .......................................................................... 8,619
Transfer agent fees ........................................................................ 23,704
Trustees' fees and expenses ................................................................. 95,285
Unrealized depreciation on OTC forward exchange contracts .......................................... 101,252
Accrued expenses and other liabilities ........................................................... 68,531
Total liabilities ......................................................................... 4,172,996
Net assets, at value ................................................................. $137,715,848
Net assets consist of:
Paid-in capital ............................................................................. $157,434,184
Total distributable earnings (losses) ............................................................. (19,718,336)
Net assets, at value ................................................................. $137,715,848

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
High Yield Fund
Class IA:
Net assets, at value ....................................................................... $94,532,821
Shares outstanding ........................................................................ 16,951,327
Net asset value and maximum offering price per share
a
............................................. $5.58
Class IB:
Net assets, at value ....................................................................... $43,183,027
Shares outstanding ........................................................................ 7,835,070
Net asset value and maximum offering price per share
a
............................................. $5.51
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
High Yield Fund
Investment income:
Dividends: (net of foreign taxes of $26)
Unaffiliated issuers ........................................................................ $40,632
Non-controlled affiliates (Note 3 f ) ............................................................. 115,995
Interest:
Unaffiliated issuers ........................................................................ 4,820,036
Total investment income ................................................................... 4,976,663
Expenses:
Management fees (Note 3 a ) ................................................................... 381,083
Administrative fees (Note 3 b ) .................................................................. 826
Distribution fees: (Note 3c )
    Class IB ................................................................................ 52,128
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 48,021
    Class IB ................................................................................ 1,325
Custodian fees (Note 4 ) ...................................................................... 6,871
Reports to shareholders fees .................................................................. 10,811
Professional fees ........................................................................... 46,024
Trustees' fees and expenses (Note 3e) ........................................................... 2,406
Other .................................................................................... 283
Total expenses ......................................................................... 549,778
Expense reductions (Note 4 ) ............................................................... (625)
Net expenses ......................................................................... 549,153
Net investment income ................................................................ 4,427,510
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (451,866)
Foreign currency transactions ................................................................ 127
Forward exchange contracts ................................................................. (184,146)
Swap contracts ........................................................................... (32,637)
Net realized gain (loss) .................................................................. (668,522)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,286,838
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,255
Forward exchange contracts ................................................................. (165,043)
Swap contracts ........................................................................... (19,713)
Net change in unrealized appreciation (depreciation) ............................................ 2,103,337
Net realized and unrealized gain (loss) ............................................................ 1,434,815
Net increase (decrease) in net assets resulting from operations .......................................... $5,862,325

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,427,510 $9,113,256
Net realized gain (loss) ................................................. (668,522) (1,899,414)
Net change in unrealized appreciation (depreciation) ........................... 2,103,337 3,936,981
Net increase (decrease) in net assets resulting from operations ................ 5,862,325 11,150,823
Distributions to shareholders:
Class IA ............................................................ (6,439,428) (5,880,235)
Class IB ............................................................ (2,716,756) (2,839,660)
Total distributions to shareholders .......................................... (9,156,184) (8,719,895)
Capital share transactions: (Note 2 )
Class IA ............................................................ (5,587,993) 498,969
Class IB ............................................................ 520,378 (4,396,241)
Total capital share transactions ............................................ (5,067,615) (3,897,272)
Net increase (decrease) in net assets ................................... (8,361,474) (1,466,344)
Net assets:
Beginning of period ..................................................... 146,077,322 147,543,666
End of period .......................................................... $137,715,848 $146,077,322

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT High Yield Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
High Yield Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $101,252 and the
aggregate value of collateral pledged for such contracts was
$20,771.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 438,369 $2,470,649 1,522,201 $8,498,320
Shares issued in reinvestment of distributions .......... 1,199,149 6,439,428 1,095,016 5,880,235
Shares redeemed ............................... (2,595,634) (14,498,070) (2,501,626) (13,879,586)
Net increase (decrease) .......................... (958,116) $(5,587,993) 115,591 $498,969
Class IB Shares:
Shares sold ................................... 2,267,154 $12,406,602 1,618,772 $8,942,309
Shares issued in reinvestment of distributions .......... 511,630 2,716,756 534,776 2,839,660
Shares redeemed ............................... (2,711,111) (14,602,980) (2,969,637) (16,178,210)
Net increase (decrease) .......................... 67,673 $520,378 (816,089) $(4,396,241)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT High Yield Fund
(continued)
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.545% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion,
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3 . Transactions with Affiliates (continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT High Yield Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $4,598,400 $33,609,626 $(31,719,262) $— $— $6,488,764 6,488,764 $115,995
Total Affiliated Securities ... $4,598,400 $33,609,626 $(31,719,262) $— $— $6,488,764 $115,995
3 . Transactions with Affiliates (continued)

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Notes to Financial Statements (unaudited)

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Putnam VT High Yield Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$30,561,606 and $39,378,273, respectively.
7. Credit Risk
At June 30, 2025, the Fund had 86.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 629,245
Long term ................................................................................ 25,863,437
Total capital loss carryforwards ............................................................... $26,492,682
Cost of investments .......................................................................... $135,552,220
Unrealized appreciation ........................................................................ $4,858,103
Unrealized depreciation ........................................................................ (1,782,148)
Net unrealized appreciation (depreciation) .......................................................... $3,075,955
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT High Yield Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ — Unrealized depreciation on OTC
forward exchange contracts
$ 101,252

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Notes to Financial Statements (unaudited)

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Putnam VT High Yield Fund
(continued)
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of swap contracts represented $2,006,857.
The average month end contract value of forward exchange contracts was $3,443,190.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 35 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT High Yield Fund (continued)
Credit contracts ............
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 3,943
a
Total .................... $— $105,195
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT High Yield Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(184,146) Forward exchange contracts $(165,043)
Credit contracts ...............
Swap contracts (32,637) Swap contracts (19,713)
Total ....................... $(216,783) $(184,756)
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT High Yield Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT High Yield Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 852,359 $ — $ — $ 852,359
Convertible Preferred Stocks ................ 1,346,998 — — 1,346,998
Convertible Bonds ....................... — 2,219,383 — 2,219,383
Corporate Bonds ........................ — 118,043,927 — 118,043,927
Senior Floating Rate Interests ............... — 9,213,980 — 9,213,980
Foreign Government and Agency Securities .... — 226,085 — 226,085
Short Term Investments ................... 6,488,764 197,819 — 6,686,583
Total Investments in Securities ........... $8,688,121 $129,901,194 $— $138,589,315
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $101,252 $— $101,252
Swap Contracts ......................... — 3,943 — 3,943
Total Other Financial Instruments ......... $— $105,195 $— $105,195
9. Credit Facility
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT High Yield Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
CME
Chicago Mercantile Exchange
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

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Putnam VT High Yield Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 95, 94 and 93 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
2nd 2nd 3rd

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38920-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date:	August 26, 2025
By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer
Date:	August 26, 2025